GRANTS (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CNY (¥)
Grants
Government grant received							$ 6,436,000
Other income					$ 0	$ 0	$ 48,000
CASI Wuxi
Grants
Term of lease contract								50 years	50 years
Amount of grants eligible								$ 3,600,000	¥ 25.0
Government grant received	$ 500,000	¥ 3.0	$ 2,200,000	¥ 15.9